Value of Business Acquired and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Intangible amortization	$ 171
Accumulated amortization of VOBA and other intangible assets			$ 255,709	$ 252,759
Trade Names
Business Acquisition [Line Items]
Intangible amortization		$ 1,050